CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.
2.	There are no changes to the Prospectuses and Statement of Additional Information from the forms of Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 188 (“PEA No. 188”) on March 29, 2013, pursuant to Rule 485(b) under the 1933 Act for the following fund:

Perkins International Value Fund
– Class A Shares
– Class C Shares
– Class D Shares
– Class I Shares
– Class N Shares
– Class S Shares
– Class T Shares
3.	The text of PEA No. 188 has been filed electronically.
DATED: April 5, 2013

JANUS INVESTMENT FUND
on behalf of Perkins International Value Fund

By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President